Revenue Recognition (Details) - Schedule of revenues under each performance - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of revenues under each performance [Abstract]
Hosted services	$ 3,344	$ 3,387	$ 12,764	$ 8,563
Professional services	567		7,142	3,080
Monetization	208	352	1,291	1,374
Licensing	171
Total	$ 4,290	$ 3,739	$ 21,197	$ 13,017